[COVER PAGE]

April 30, 1997

PHOENIX FUNDS

SEMIANNUAL REPORT


                                                            Phoenix Multi-Sector
                                                         Fixed Income Fund, Inc.


[LOGO] PHOENIX
       DUFF & PHELPS

                  PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.

INVESTOR PROFILE

  Phoenix Multi-Sector Fixed Income Fund is designed for moderately risk-averse investors seeking maximum current income consistent with preservation of capital.

INVESTMENT ADVISER'S REPORT

  For the six months ended April 30, 1997, Phoenix Multi-Sector Fixed Income Fund outperformed its benchmark, the Lehman Brothers Aggregate Bond Index*. Class A shares provided a total return of 5.12% and Class B shares returned 4.75% compared to 1.70% for the benchmark over the same period. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  Interest rate volatility has become more pronounced over the last few months, with the trend clearly being upward. Long-term rates have risen in response to the stronger-than-expected economic growth in recent months.

  Bond market returns have varied significantly by sector. Currently, traditional bond sectors appear overvalued, while less traditional sectors offer the best value. Fund performance benefited from our focus on identifying sectors we consider inefficiently priced at recent levels.

  As spreads tightened, we replaced our corporate high-yield holdings with emerging-market debt instruments. Very attractive valuation levels exist in Argentina, Brazil and Russia. The Fund's second largest weighting is in commercial mortgages. Positive real estate market fundamentals and a growing institutional investor base have created good values in this sector relative to other areas of the market.

  As of April 30, the portfolio had an expected duration of 4.87 years and an average credit quality of "BBB."

OUTLOOK

  Looking to the next six months, the wide dispersion among sector returns that was evident in 1996 and early 1997 is likely to continue. Sector selection remains critical, in our opinion. We expect to maintain the portfolio's overweighted positions in the emerging markets and commercial mortgage sectors because of their above-average return potential.

  Our emphasis in the emerging-markets area is on countries that are reforming their political systems towards democracy from socialism and moving their economies toward capitalism from central planning. Argentina, Brazil and Russia continue to have very attractive valuations.

  High current yields on commercial mortgage-backed securities coupled with limited supply, the prospect for upgrades of selected deals and a growing investor base support their continued attractiveness. We will continue to focus on investment-grade issues with multiple-property collateral to take advantage of near-term opportunities.








*The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Government/Corporate Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index's performance does not reflect sales charges.

                  Phoenix Multi-Sector Fixed Income Fund, Inc.

                          INVESTMENTS AT APRIL 30, 1997
                                   (Unaudited)


                                         STANDARD      PAR
                                         & POOR'S     VALUE
                                          RATING      (000)         VALUE
                                       ------------  ---------  ---------------

U.S. GOVERNMENT AND AGENCY SECURITIES--6.3%
U.S. Treasury Bonds--0.4%
U.S. Treasury Bonds 6.625%, '27 ........     AAA      $1,250     $ 1,196,713
                                                                --------------
U.S. Treasury Notes--1.3%
U.S. Treasury Notes WI 6.375%, '00 (f)       AAA       1,000         997,920
U.S. Treasury Notes 6.625%, '02 ........     AAA       1,500       1,503,750
U.S. Treasury Inflation Index Notes
  3.375%, '07 (e) ......................     AAA       2,000       1,981,114
                                                                --------------
                                                                   4,482,784
                                                                --------------
Agency Mortgage-Backed Securities--4.6%
FHLMC 7.50%, '18 .......................     AAA         203         204,300
FHLMC 8.75%, '20 .......................     AAA         319         324,036
FNMA 8.70%, '16  .......................     AAA         675         691,797
FNMA 6.65%, '17  .......................     AAA       1,000         990,142
FNMA 6.50%, '18  .......................     AAA       1,000         981,150
FNMA 7%, '07-'21 .......................     AAA         804         780,576
GNMA 6.50%, '26  .......................     AAA       3,015       2,835,999
GNMA 8%, '26-'27 .......................     AAA       8,491       8,610,845
                                                                --------------
                                                                  15,418,845
                                                                --------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Identified cost $20,905,602)  ...............................    21,098,342
                                                                --------------
NON-CONVERTIBLE BONDS--44.5%
Asset-Backed Securities--6.1%
Airplanes Pass Through Trust 1D
  10.875%, '19 .........................     BB        4,780       5,284,577
Green Tree Financial Corp. 93-2, B 8%,
  '18 (g) ..............................     Baa(c)    5,000       5,085,937
Green Tree Financial Corp. 94-1, B2
  7.85%, '19 (g)  ......................     Baa(c)    2,000       1,981,875
Green Tree Financial Corp. 96-8, M1
  7.85%, '27 (g)  ......................     AA-       5,000       5,043,750
Team Fleet Financing Corp. 96-1, B
  144A 7.10%, '02 (b) ..................     BBB       3,000       2,947,500
                                                                --------------
                                                                  20,343,639
                                                                --------------
Auto & Truck Parts--1.0%
Titan Wheel International, Inc. 8.75%,
  '07  .................................     BB-       3,350       3,358,375
                                                                --------------
Building & Materials--0.2%
Neenah Corp. 144A 11.125%, '07 (b) .....     B-(c)       550         569,250
                                                                --------------
Insurance--1.9%
Middletown Trust Notes Series C, PIK
  interest capitalization, 11.75%,
  '10 (e) ..............................     A+        1,600       6,334,560
                                                                --------------
Non-Agency Mortgage-Backed Securities--30.3%
Bear Stearns Mortgage Securities, Inc.
  95-1, 1B3 144A 6.481%, '10 (b) .......      NR         644         545,375
Bear Stearns Mortgage Securities, Inc.
  95-1, 2B3 144A 7.40%, '10 (b) ........      NR         222         198,684
Chase Mortgage Finance Corp. 94-1, B2
  144A 6.613%, '25 (b)  ................      A+(c)    3,269       3,061,777
Citicorp Mortgage Securities, Inc.
  96-1, M 7.50%, '26 ...................      AA(c)    3,990       3,870,495
Criimi Mae Trust I 96-C1, A2 144A
  7.56%, '33 (b)  ......................      BBB      5,125       5,027,305
Equitable Life 174 C1 144A 7.52%, '06
  (b)  .................................      A(c)     1,000       1,008,750
Equitable Life 174 D1 144A 7.77%, '06
  (b) (g) ..............................      Baa(c)   4,000       4,050,625
FDIC REMIC 94-C1, 2D 8.70%, '25 (g)  ...      A(c)     5,000       5,298,438
FDIC REMIC 96-C1, 1D 7.25%, '26 ........      Baa(c)   3,500       3,401,563
First Chicago/Lennar Trust 1
  Commercial Mortgage 97-CHL1, D 144A
  8.11%, '08 (b)  ......................      BB(c)    4,000       3,772,500
Fund America Structured Trust 96-1, A
  144A 0%, '30 (b) .....................      Baa(c)   3,000       2,251,875
G.E. Capital Mortgage Services, Inc.
  97-1, A14 7.50%, '27  ................      AAA      5,000       4,923,438
G.E. Capital Mortgage Services, Inc.
  96-8, 2A5 7.50%, '26  ................      AAA      3,649       3,601,297
Lehman Structured Securities Corp.
  96-1, E1 7.995%, '26  ................      BBB(c)   2,914       2,948,428
Morgan Stanley Capital I 96-WF1, C
  144A 6.59%, '06 (b) ..................      A(c)     3,350       3,152,141
Mortgage Capital Funding, Inc. 96-MC2,
  D 7.257%, '06 ........................      Baa(c)   3,900       3,786,047
Norwest Asset Securities Corp. 96-3,
  B1 7.25%, '26 ........................      A(c)     3,483       3,320,024
Norwest Asset Securities Corp. 96-3,
  B2 7.25%, '26 ........................      BBB(c)   2,176       2,058,792
Prudential Home Mortgage Securities
  93-H, B4 144A 6.759%, '08 (b) ........      Baa(c)   4,780       4,561,906


                       See Notes to Financial Statements

                  Phoenix Multi-Sector Fixed Income Fund, Inc.


                                         STANDARD      PAR
                                         & POOR'S     VALUE
                                          RATING      (000)         VALUE
                                       ------------  ---------  ---------------

Non-Agency Mortgage-Backed Securities--continued
Prudential Home Mortgage Securities
  93-L, 3B2 144A 6.641%, '23 (b) .......     NR      $ 4,770    $  4,622,428
Resolution Trust Corp. 92-C3, B 9.05%,
  '23  .................................     AA        2,985       3,048,302
Resolution Trust Corp. 92-C8, D
  8.835%, '23  .........................     BB-       4,219       4,325,913
Resolution Trust Corp. 93-C3, A4
  6.55%, '24 ...........................     Aaa(c)      410         408,721
Resolution Trust Corp. 95-1, C2 7.50%,
  '28  .................................     BBB       3,035       3,026,371
Resolution Trust Corp. 95-2, C1 7.45%,
  '29  .................................     Baa(c)    2,943       2,923,894
Resolution Trust Corp. 95-C2, C 7%,
  '27  .................................     A(c)      2,763       2,679,897
Ryland Mortgage Security Corp. III
  92-A, 1A 8.33%, '30 ..................     A-          367         364,213
Structured Asset Securities Corp.
  93-C1, B 6.60%, '24 ..................     A+        5,000       4,778,518
Structured Asset Securities Corp.
  95-C1, D 7.375%, '24  ................     BBB       5,260       5,189,319
Structured Asset Securities Corp.
  95-C4, D 7%, '26 .....................     BBB       5,600       5,383,000
Structured Asset Securities Corp.
  96-C3, C 144A 7.375%, '30 (b) ........     BBB       3,500       3,467,188
                                                                --------------
                                                                 101,057,224
                                                                --------------
Oil--1.3%
Lomak Petroleum, Inc. 8.75%, '07  ......     B         4,550       4,345,250
                                                                --------------
Paper & Forest Products--1.5%
Buckeye Cellulose Corp. 8.50%, '05 (g)..     BB-       5,000       4,900,000
                                                                --------------
Publishing, Broadcasting, Printing & Cable--0.6%
Hollinger International Publishing
  9.25%, '07 ...........................     BB-       2,125       2,114,375
                                                                --------------
Retail-Food Service--0.0%
ARA Services, Inc. 10.625%, '00 ........     BBB-         54          58,995
                                                                --------------
Utility-Electric--1.6%
California Energy Co. 10.25%, '04 (g)...     BB+       5,000       5,312,500
Rural Electric Cooperative 9.73%, '17...     AAA         140         148,992
                                                                --------------
                                                                   5,461,492
                                                                --------------
TOTAL NON-CONVERTIBLE BONDS
(Identified cost $147,927,947) ...............................   148,543,160
                                                                --------------
FOREIGN GOVERNMENT SECURITIES--26.7%
Algeria--0.6%
Algeria Tranche A Loans 7.25%, '00 (e)..     NR        1,195         941,420
Algeria Tranche 1 Unaffected Loans
  6.563%, '06 (e) ......................     NR        1,434       1,129,705
                                                                --------------
                                                                   2,071,125
                                                                --------------
Argentina--7.7%
Republic of Argentina Global Bond
  11.375%, '17 .........................     BB         1,000      1,062,250
Republic of Argentina 144A 11.75%, '07
  (b)  .................................     BBB-       7,000      7,367,500
Republic of Argentina Bearer FRB
  6.75%, '05 (e) .......................     BB         1,407      1,292,222
Republic of Argentina Bocon Pro1 M1,
  PIK interest capitalization, 3.238%,
  '07 (e) ..............................     BBB-      19,391     14,505,562
Republic of Argentina Registered
  11.75%, '07  .........................     BBB-       1,500      1,578,750
                                                                --------------
                                                                  25,806,284
                                                                --------------
Brazil--4.4%
Republic of Brazil FLIRB L-BR 4.50%,
  '09 (e) ..............................     B(c)        500         375,000
Republic of Brazil C Bond, PIK
  interest capitalization, 8%, '14 (e)..     BB-       6,164       4,671,859
Republic of Brazil DCB-L Euro 6.938%,
  '12 (e) ..............................     BB-      12,000       9,570,000
                                                                --------------
                                                                  14,616,859
                                                                --------------
Bulgaria--1.0%
Bulgaria FLIRB-A Bearer Euro 2.25%,
  '12 (e) ..............................     B(c)      3,000       1,436,250
Republic of Bulgaria IAB PDI Euro
  6.563%, '11 (e) ......................     B(c)      3,000       1,889,063
                                                                --------------
                                                                   3,325,313
                                                                --------------
Colombia--1.3%
Republic of Colombia Yankee 7.25%, '04 .     BBB-      2,000       1,882,500
Republic of Colombia 7.625%, '07  ......     Baa(c)    2,500       2,331,250
                                                                --------------
                                                                   4,213,750
                                                                --------------
Croatia--0.6%
Croatia Series B 6.50%,
  '06 (e) ..............................     BBB-      1,928       1,889,028
                                                                --------------
Dominican Republic--0.3%
Stripped Dominican Republic 6.375%,
  '98 (e) ..............................     NR        1,500         941,100
                                                                --------------


                       See Notes to Financial Statements

                  Phoenix Multi-Sector Fixed Income Fund, Inc.


                                         STANDARD      PAR
                                         & POOR'S     VALUE
                                          RATING      (000)         VALUE
                                       ------------  ---------  ---------------

Ecuador--0.5%
Ecuador Bearer PDI Euro, PIK interest
  capitalization, 6.438%, '15 (e)  .....     NR      $ 2,422     $  1,461,782
Ecuador Registered PDI, PIK interest
  capitalization, 6.438%, '15 (e)  .....     NR          538          324,840
                                                                --------------
                                                                    1,786,622
                                                                --------------
Ivory Coast--0.5%
Ivory Coast Non-Performing Loans (d) ...     NR        4,000        1,550,000
                                                                --------------
Mexico--2.7%
Mexican Cetes 0%, '97 (h) ..............     A        14,298        1,583,186
United Mexican States Global Bond
  11.375%, '16 .........................     BB        7,110        7,505,494
                                                                --------------
                                                                    9,088,680
                                                                --------------
Morocco--0.5%
Morocco R&C Agreement Series A 6.375%,
  '09 (e) ..............................     NR        1,700        1,496,000
                                                                --------------
Peru--0.7%
Peru FLIRB 144A 3.25%, '17 (b) (e) .....     NR        2,250        1,220,625
Peru PDI 144A 4%, '17
  (b) (e) ..............................     NR        1,980        1,188,000
                                                                --------------
                                                                    2,408,625
                                                                --------------
Poland--1.5%
Poland Discount Euro 6.938%, '24 (e) ...     BBB-      2,000        1,945,000
Poland Global Registered RSTA 3.25%,
  '24 (e) ..............................     BBB-      5,250        3,195,938
                                                                --------------
                                                                    5,140,938
                                                                --------------
Russia--1.2%
CS First Boston GKO LinkNote 144A 0%,
  '98 (b) (i)  .........................     NR       30,271        4,040,688
                                                                --------------
Venezuela--3.2%
Republic of Venezuela DCB Euro 6.50%,
  '07 (e) ..............................     Ba(c)    11,250        9,935,156
Republic of Venezuela- FLIRB A 6.75%,
  '07 (e) ..............................     Ba(c)       952          855,357
                                                                --------------
                                                                   10,790,513
                                                                --------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified cost $87,861,189)  ...............................     89,165,525
                                                                --------------
FOREIGN NON-CONVERTIBLE BONDS--8.5%
Brazil--0.5%
Tevecap SA 144A 12.625%, '04 (b)  ......     B         1,650        1,668,563
                                                                --------------
Chile--1.9%
CSAV 144A 7.375%, '03 (b) ..............     BBB       5,000        4,837,500
Petropower I Funding Trust 144A 7.36%,
  '14 (b) ..............................     BBB       1,450        1,362,058
                                                                --------------
                                                                    6,199,558
                                                                --------------
China--0.7%
AES China Generating Co. Yankee
  10.125%, '06 .........................     BB-       2,300        2,409,250
                                                                --------------
Colombia--0.8%
Centragas Yankee 144A 10.65%, '10 (b)...     BBB-      2,413        2,618,290
                                                                --------------
Ecuador--0.4%
Consorcio Ecuatoriano TE 144A 14%, '02
  (b)  .................................     NR        1,200        1,215,000
                                                                --------------
Indonesia--1.4%
Asia Pulp & Paper Co. Yankee 144A 12%,
  '04 (b) (e) ..........................     B+        4,900        4,606,000
                                                                --------------
Mexico--0.7%
Banco Nacional de Mexico 144A 7.57%,
  '00 (b) ..............................     NR        2,275        2,238,386
                                                                --------------
Russia--2.1%
Vnescheconombank Loans Yankee (d) .....      NR        8,650        7,028,125
                                                                --------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
(Identified cost $27,928,726)  ................................    27,983,172
                                                                --------------
FOREIGN CONVERTIBLE BONDS--0.7%
Mexico--0.7%
Empresas ICA Sociedad Cv. 5%, '04 ......     BB-       3,000        2,242,500
                                                                --------------
TOTAL FOREIGN CONVERTIBLE BONDS
(Identified cost $2,395,037) ..................................     2,242,500
                                                                --------------
MUNICIPAL BONDS--6.1%
California--0.8%
Fresno Pension Obligation 7.80%, '14 ...     AAA         500          511,835
Orange County Pension A Taxable 7.67%,
  '09 (g) ..............................     AAA       2,000        2,034,740
                                                                --------------
                                                                    2,546,575
                                                                --------------


                        See Notes to Financial Statements

                  Phoenix Multi-Sector Fixed Income Fund, Inc.


                                         STANDARD      PAR
                                         & POOR'S     VALUE
                                          RATING      (000)         VALUE
                                       ------------  ---------  ---------------

Florida--1.6%
Palm Beach Waste Revenue Project B
  Taxable 10.50%, '11 ..................     NR      $ 3,750     $  3,493,537
University of Miami Exchange Revenue A
  Taxable 7.65%, '20 (g) ...............     AAA       1,965        1,927,370
                                                                --------------
                                                                    5,420,907
                                                                --------------
Pennsylvania--2.9%
Pennsylvania Economic Development
  6.75%, '07 ...........................     NR        4,050        4,144,608
Pennsylvania Economic Development
  9.50%, '12 ...........................     NR        6,200        5,549,372
                                                                --------------
                                                                    9,693,980
                                                                --------------
Virginia--0.8%
Newport News Taxable Series B 7.05%,
  '25  .................................     AA-       1,000          907,930
Pittsylvania County Series B 7.65%,
  '10  .................................     NR        1,800        1,931,382
                                                                --------------
                                                                    2,839,312
                                                                --------------
TOTAL MUNICIPAL BONDS
(Identified cost $20,781,903)  ................................    20,500,774
                                                                --------------


                                 SHARES        VALUE
                                 -------   --------------

PREFERRED STOCKS--6.1%
Publishing, Broadcasting, Printing & Cable--1.1%
American Radio Systems Pfd.
  PIK 144A 11.375% (b) .......... 38,389   $  3,771,695
                                           --------------
REITS--5.0%
Marquette Real Estate Fund
  Step-down Pfd. 144A 13.701%
  (b) ...........................  5,000      4,918,800
Home Ownership Funding 2
  Step-down Pfd. 144A 13.338%
  (b) ........................... 12,000     11,759,712
                                           --------------
                                             16,678,512
                                           --------------
TOTAL PREFERRED STOCKS
(Identified cost $20,782,475)  ...........   20,450,207
                                           --------------
TOTAL LONG-TERM INVESTMENTS--98.9%
(Identified cost $328,582,879) ...........  329,983,680
                                           --------------

                       STANDARD   PAR
                       & POOR'S  VALUE
                       RATING    (000)
                     ---------   -------
SHORT-TERM OBLIGATIONS--0.5%
Commercial Paper--0.5%
AT&T Corp. 5.52%,
  5-1-97 ............. A-1+     $ 1,815       1,815,000
                                           --------------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $1,815,000) ............     1,815,000
                                           --------------
TOTAL INVESTMENTS--99.4%
(Identified cost $330,397,879) ..........   331,798,680(a)
Cash and receivables, less
  liabilities--0.6%  ....................     2,122,077
                                           --------------
NET ASSETS--100.0% ......................  $333,920,757
                                           ==============

  (a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,807,035 and gross depreciation of $4,406,234 for income tax purposes. At April 30, 1997, the aggregate cost of securities for federal income tax purposes was $330,397,879.

  (b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1997, these securities amounted to a value of $92,050,121 or 27.6% of net assets.

  (c)As rated by Moody's, Fitch, or Duff & Phelps.

  (d)Non-income producing.

  (e)Variable or step coupon security; interest rate shown reflects the rate currently in effect.

  (f)When issued.

  (g)Segregated as collateral.

  (h)Par value represents Mexican Pesos.

  (i)Par value represents Russian Rubles.


                        See Notes to Financial Statements

                  Phoenix Multi-Sector Fixed Income Fund, Inc.


                     STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 1997
                                 (Unaudited)


Assets
Investment securities at value
  (Identified cost $330,397,879)                  $331,798,680
Receivables
 Investment securities sold                         21,603,167
 Fund shares sold                                    1,020,592
 Interest and dividends                              3,702,395
                                                   --------------
  Total assets                                     358,124,834
                                                   --------------
Liabilities
Payables
 Custodian                                              61,459
 Investment securities purchased                    22,690,944
 Fund shares repurchased                               584,930
 Income distribution payable                           394,505
 Distribution fee                                      158,642
 Investment advisory fee                               148,453
 Transfer agent fee                                     56,813
 Financial agent fee                                    12,371
 Directors' fee                                          4,253
Accrued expenses                                        91,707
                                                   --------------
  Total liabilities                                 24,204,077
                                                   --------------
Net Assets                                        $333,920,757
                                                   ==============
Net Assets Consist of:
Capital paid in on shares of common stock         $330,074,879
Undistributed net investment income                    117,637
Accumulated net realized gain                        2,327,440
Net unrealized appreciation                          1,400,801
                                                   --------------
Net Assets                                        $333,920,757
                                                   ==============

Class A
Shares of common stock outstanding,
  $0.10 par value, 250,000,000 shares authorized
  (Net Assets $183,408,033)                         13,619,121
Net asset value per share                               $13.47
Offering price per share
  $13.47/(1-4.75%)                                      $14.14

Class B
Shares of common stock outstanding,
  $0.10 par value, 250,000,000 shares authorized
  (Net Assets $150,512,724)                         11,193,735
Net asset value and offering price per share            $13.45


                           STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED APRIL 30, 1997
                                 (Unaudited)


Investment Income
Interest                                                  $13,351,226
Dividends                                                     226,948
                                                           ------------
  Total investment income                                  13,578,174
                                                           ------------

Expenses
Investment advisory fee                                       889,647
Distribution fee--Class A                                     220,184
Distribution fee--Class B                                     736,805
Financial agent fee                                            65,622
Transfer agent                                                208,496
Professional                                                   25,938
Printing                                                       22,012
Registration                                                   20,124
Custodian                                                      17,854
Directors                                                      11,354
Miscellaneous                                                   7,423
                                                           ------------
  Total expenses                                            2,225,459
                                                           ------------
Net investment income                                      11,352,715
                                                           ------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                            11,097,730
Net realized loss on foreign currency transactions            (10,732)
Net change in unrealized appreciation (depreciation)
  on investments                                           (7,043,305)
                                                           ------------

Net gain on investments                                     4,043,693
                                                           ------------
Net increase in net assets resulting from operations      $15,396,408
                                                           ============


                        See Notes to Financial Statements

                  Phoenix Multi-Sector Fixed Income Fund, Inc.


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        Six Months
                                                                           Ended
                                                                      April 30, 1997     Year Ended
                                                                        (Unaudited)   October 31, 1996
                                                                     ---------------- ----------------
From Operations
 Net investment income                                                 $ 11,352,715     $ 22,244,512
 Net realized gain                                                       11,086,998       10,341,278
 Net change in unrealized appreciation (depreciation)                    (7,043,305)       5,985,981
                                                                        --------------   --------------
 Increase in net assets resulting from operations                        15,396,408       38,571,771
                                                                        --------------   --------------
From Distributions to Shareholders
 Net investment income--Class A                                          (6,231,272)     (12,387,209)
 Net investment income--Class B                                          (4,687,712)      (9,458,214)
                                                                        --------------   --------------
 Decrease in net assets resulting from distributions to shareholders    (10,918,984)     (21,845,423)
                                                                        --------------   --------------
From Share Transactions
Class A
 Proceeds from sales of shares (2,204,044 and 5,502,177 shares,
  respectively)                                                          29,915,441       70,788,640
 Net asset value of shares issued from reinvestment of distributions
  (293,548 and 587,270 shares, respectively)                              3,969,891        7,517,879
 Cost of shares repurchased (1,666,649 and 6,751,478 shares,
  respectively)                                                         (22,511,629)     (86,500,171)
                                                                        --------------   --------------
Total                                                                    11,373,703       (8,193,652)
                                                                        --------------   --------------
Class B
 Proceeds from sales of shares (1,271,479 and 1,249,907 shares,
  respectively)                                                          17,138,237       16,054,776
 Net asset value of shares issued from reinvestment of distributions
  (135,967 and 275,807 shares, respectively)                              1,836,077        3,526,914
 Cost of shares repurchased (996,746 and 2,226,264 shares,
  respectively)                                                         (13,437,886)     (28,475,995)
                                                                        --------------   --------------
Total                                                                     5,536,428       (8,894,305)
                                                                        --------------   --------------
 Increase (decrease) in net assets from share transactions               16,910,131      (17,087,957)
                                                                        --------------   --------------
 Net increase (decrease) in net assets                                   21,387,555         (361,609)

Net Assets
 Beginning of period                                                    312,533,202      312,894,811
                                                                        --------------   --------------
 End of period (including undistributed net investment income and distributions in excess of net investment income of $117,637 and
  ($316,094), respectively)                                            $333,920,757     $312,533,202
                                                                        ==============   ==============


                        See Notes to Financial Statements

                  Phoenix Multi-Sector Fixed Income Fund, Inc.


                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                                  Class A
                                   ----------------------------------------------------------------------
                                  Six Months
                                     Ended
                                    4/30/97                     Year Ended October 31,
                                  (Unaudited)    1996        1995        1994        1993        1992
                                  -----------  ---------------------- -----------  ----------  ---------
Net asset value, beginning of
  period                            $13.27       $12.56       $11.94      $14.13      $13.29      $12.81
Income from investment operations
 Net investment income                0.49         0.94         0.96        0.76        1.14        1.24
 Net realized and unrealized gain
  (loss)                              0.18         0.72         0.61       (1.35)       1.08        0.50
                                    ---------   --------    ----------  ---------   --------    ---------
  Total from investment
  operations                          0.67         1.66         1.57       (0.59)       2.22        1.74
                                    ---------   --------    ----------  ---------   --------    ---------
Less distributions
 Dividends from net investment
  income                             (0.47)       (0.95)       (0.95)      (0.77)      (1.19)      (1.21)
 Dividends from net realized
  gains                                 --           --           --       (0.63)      (0.17)      (0.05)
 In excess of net investment
  income                                --           --           --       (0.05)      (0.02)         --
 Tax return of capital                  --           --           --       (0.15)         --          --
                                    ---------   --------    ----------  ---------   --------    ---------
  Total distributions                (0.47)       (0.95)       (0.95)      (1.60)      (1.38)      (1.26)
                                    ---------   --------    ----------  ---------   --------    ---------
Change in net asset value             0.20         0.71         0.62       (2.19)       0.84        0.48
                                    ---------   --------    ----------  ---------   --------    ---------
Net asset value, end of period      $13.47       $13.27       $12.56      $11.94      $14.13      $13.29
                                    =========   ========    ==========  =========   ========    =========
Total return(1)                       5.12%(2)    13.75%       13.83%      (4.57)%     17.55%      14.11%
Ratios/supplemental data:
Net assets, end of period
  (thousands)                     $183,408     $169,664     $168,875    $172,966    $176,859    $141,627
Ratio to average net assets of:
 Operating expenses                   1.03%(3)     1.07%        1.10%       1.13%       1.29%       1.48%
 Net investment income                7.36%(3)     7.56%        8.10%       7.05%       8.27%       9.42%
Portfolio turnover                     142%(2)      255%         201%        123%        207%        116%

                                                                  Class B
                                  ----------------------------------------------------------------------
                                                          Year Ended October 31,
                                  Six Months                                                     From
                                     Ended                                                    Inception
                                    4/30/97                                                   1/3/92 to
                                  (Unaudited)    1996        1995        1994        1993      10/31/92
                                  ----------- ---------------------- ----------- ----------- -----------
Net asset value, beginning of
  period                            $13.25        $12.54      $11.93      $14.10      $13.25     $13.02
Income from investment operations
 Net investment income                0.44          0.85        0.86        0.68        1.04       0.94
 Net realized and unrealized gain
  (loss)                              0.19          0.71        0.61       (1.36)       1.08       0.21
                                    ---------  ---------   ---------   ---------   ---------    ---------
  Total from investment
  operations                          0.63          1.56        1.47       (0.68)       2.12       1.15
                                    ---------  ---------   ---------   ---------   ---------    ---------
Less distributions
 Dividends from net investment
  income                             (0.43)        (0.85)      (0.86)      (0.67)      (1.08)     (0.92)
 Dividends from net realized
  gains                                 --            --          --       (0.63)      (0.17)        --
 In excess of net investment
  income                                --            --          --       (0.05)      (0.02)        --
 Tax return of capital                  --            --          --       (0.14)         --         --
                                    ---------  ---------   ---------   ---------   ---------    ---------
  Total distributions                (0.43)        (0.85)      (0.86)      (1.49)      (1.27)      (0.92)
                                    ---------  ---------   ---------   ---------   ---------    ---------
Change in net asset value             0.20          0.71        0.61       (2.17)       0.85        0.23
                                    ---------  ---------   ---------   ---------   ---------    ---------
Net asset value, end of period      $13.45        $13.25      $12.54      $11.93      $14.10      $13.25
                                    =========  =========   =========   =========   =========    =========
Total return(1)                       4.75%(2)     12.84%      12.96%      (5.21)%     16.78%       8.81%(2)
Ratios/supplemental data:
Net assets, end of period
  (thousands)                     $150,513      $142,869    $144,020    $156,629    $193,064     $82,522
Ratio to average net assets of:
 Operating expenses                   1.78%(3)      1.82%       1.85%       1.78%       1.99%       2.18%(3)
 Net investment income                6.61%(3)      6.80%       7.30%       6.46%       7.36%       8.47%(3)
Portfolio turnover                     142%(2)       255%        201%        123%        207%        116%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Not annualized
(3) Annualized


                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Multi-Sector Fixed Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to maximize current income consistent with the preservation of capital by investing in fixed income securities. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Directors.

B. Security transactions and related income:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction, is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. When-Issued and delayed delivery transactions:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

G. Credit risk:

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

H. Loan agreements:

  The Fund may invest in direct debt instruments which are interests in amounts owned by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments

PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (Unaudited) (Continued)

in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities reponsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.55% for the first $1 billion of the average daily net assets of the Fund.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $39,465 for Class A shares and deferred sales charges of $233,387 for Class B shares for the six months ended April 30, 1997. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended April 30, 1997, $628,540 was earned by the distributor and $328,449 was earned by unaffiliated participants.

  As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.03% of the average daily net assets of the Fund through December 31, 1996, and starting on January 1, 1997, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended April 30, 1997, transfer agent fees were $208,496 of which PEPCO retained $100,652 which is net of the fees paid to State Street.

  At April 30, 1997, PHL and affiliates held 11,135 Class A shares and 12 Class B shares of the Fund with a combined value of $150,151.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities, excluding short-term securities and options, for the six months ended April 30, 1997, aggregated $473,028,758 and $460,285,577, including $97,244,422 and $117,237,050, of U.S. Government and
agency securities, respectively.

4. CAPITAL LOSS CARRYFORWARDS

  At October 31, 1996, the Fund had capital loss carryforwards aggregating $8,579,546 available to offset future gains and expiring in 2003.






This report is not authorized for distribution to prospective investors in the Phoenix Multi-Sector Fixed Income Fund, Inc. unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX MULTI-SECTOR FIXED
INCOME FUND, INC.
101 Munson Street
Greenfield, Massachusetts 01301

Directors
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
David L. Albrycht, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser
National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

[BACK COVER]


Phoenix Multi-Sector Fixed Income Fund, Inc.
PO Box 2200
Enfield CT 06083-2200







[LOGO] PHOENIX
       DUFF & PHELPS



PDP 741 (6/97)